LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Schedule of right-of-use asset and lease liability related to operating leases

At March 31, 2021 and December 31, 2020, the right-of-use asset and lease liability related to the operating leases were as follows:

	March 31, 2021	December 31, 2020
Right-of-use asset	$1,072,094	$1,072,094
Amortization of right-of-use asset	(196,124)	(159,101)
Right-of-use asset, net	$875,970	$912,993

Operating lease liability
Current portion of long-term lease	$112,383	$149,407
Long-term lease	763,587	763,586
Total operating lease liability	$875,970	$912,993

At December 31, 2020 and 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	December 31, 2020	December 31, 2019
Right-of-use asset	$1,072,094	$378,013
Amortization of right-of-use asset	(159,101)	(39,709)
Right-of-use asset, net	$912,993	$338,304

Operating lease liability
Current portion of long-term lease	$149,407	$71,032
Long-term lease	763,586	286,139
Total operating lease liability	$912,993	$357,171

Schedule of future payments due under operating leases

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021 (9 months remaining)	112,383
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,415
$875,970

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021	149,407
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,415
$912,993